UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22048
Emerging Markets Local Income Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 66.3%

	Principal
Security	Amount		U.S. $ Value

Brazil — 9.1%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	391,007	$170,178
Nota Do Tesouro Nacional, 10.00%, 1/1/10	BRL	3,775,000	1,725,991
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	3,842,000	1,697,434
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	4,310,000	1,798,855
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	1,975,000	775,597
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	256,616

Total Brazil (identified cost $7,264,756)			$6,424,671

Colombia — 3.3%

Republic of Colombia, 7.375%, 3/18/19	USD	140,000	$147,854
Republic of Colombia, 9.85%, 6/28/27	COP	1,800,000,000	870,731
Republic of Colombia, 12.00%, 10/22/15	COP	2,500,000,000	1,313,221

Total Colombia (identified cost $2,226,973)			$2,331,806

Costa Rica — 0.1%

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	86,565,951	$69,361
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	10,220,922	8,659

Total Costa Rica (identified cost $100,983)			$78,020

Egypt — 0.4%

Arab Republic of Egypt, 8.75%, 7/18/12(4)	EGP	1,690,000	$266,968

Total Egypt (identified cost $295,772)			$266,968

Georgia — 0.9%

Republic of Georgia, 7.50%, 4/15/13	USD	880,000	$668,360

Total Georgia (identified cost $677,908)			$668,360

Ghana — 0.4%

Ghana Government Bond, 13.00%, 8/2/10(5)	GHS	470,000	$295,632

Total Ghana (identified cost $503,347)			$295,632

Hungary — 7.3%

Hungary Government Bond, 6.00%, 10/24/12	HUF	538,920,000	$2,151,980
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,118,453
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	540,935
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,349,721

Total Hungary (identified cost $6,151,146)			$5,161,089

Indonesia — 3.8%

Indonesia Government, 9.00%, 9/15/18	IDR	7,400,000,000	$589,438
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	921,974
Indonesia Government, 11.00%, 11/15/20	IDR	7,910,000,000	704,835
Republic of Indonesia, 6.875%, 1/17/18	USD	100,000	90,250
Republic of Indonesia, 11.625%, 3/4/19	USD	300,000	360,000

Total Indonesia (identified cost $3,108,441)			$2,666,497

Ivory Coast — 0.0%

Ivory Coast, 4.00%, 3/31/28(6)	USD	75,000	$28,108

Total Ivory Coast (identified cost $26,973)			$28,108

Macedonia — 0.4%

Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$288,735

Total Macedonia (identified cost $233,314)			$288,735

Malaysia — 10.0%

Malaysian Government, 3.756%, 4/28/11	MYR	10,900,000	$3,137,801
Malaysian Government, 4.24%, 2/7/18	MYR	13,900,000	3,952,321

Total Malaysia (identified cost $7,244,540)			$7,090,122

Mexico — 3.6%

Mexican Fixed Rate Bonds, 10.00%, 12/5/24	MXN	29,210,000	$2,509,255

Total Mexico (identified cost $2,928,304)			$2,509,255

Peru — 2.8%

Peru Bond Soberano, 7.84%, 8/12/20	PEN	1,000,000	$404,751
Republic of Peru, 6.90%, 8/12/37(4)	PEN	2,367,000	872,848
Republic of Peru, 7.125%, 3/30/19	USD	90,000	97,650
Republic of Peru, 8.60%, 8/12/17	PEN	1,405,000	587,216

Total Peru (identified cost $1,722,815)			$1,962,465

Poland — 5.7%

Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	$584,731
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,012,863
Poland Government Bond, 5.75%, 9/23/22	PLN	3,420,000	979,227
Poland Government Bond, 6.00%, 5/24/09	PLN	2,350,000	703,429
Poland Government Bond, 6.25%, 10/24/15	PLN	2,560,000	779,101

Total Poland (identified cost $5,501,098)			$4,059,351

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
Security	Amount		U.S. $ Value

Republic of Korea — 0.2%

Republic of Korea, 7.125%, 4/16/19	USD	160,000	$164,008

Total Republic of Korea (identified cost $158,488)			$164,008

Slovakia — 2.9%

Slovak Republic, 4.90%, 2/5/10	EUR	965,945	$1,307,175
Slovak Republic, 5.30%, 5/12/19	EUR	560,979	762,774

Total Slovakia (identified cost $1,985,954)			$2,069,949

South Africa — 2.0%

Republic of South Africa, 7.25%, 1/15/20	ZAR	13,500,000	$1,445,448

Total South Africa (identified cost $1,455,915)			$1,445,448

Thailand — 6.6%

Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$653,466
Kingdom of Thailand, 5.125%, 3/13/18	THB	121,500,000	4,012,275

Total Thailand (identified cost $4,530,102)			$4,665,741

Turkey — 6.0%

Turkey Government Bond, 10.00%, 2/15/12(7)	TRY	5,570,311	$3,512,355
Turkey Government Bond, 12.00%, 8/14/13(8)	TRY	1,040,726	700,755

Total Turkey (identified cost $3,778,091)			$4,213,110

United Arab Emirates — 0.2%

Emirate of Abu Dhabi, 6.75%, 4/8/19(4)	USD	120,000	$122,293

Total United Arab Emirates (identified cost $119,095)			$122,293

Uruguay — 0.6%

Republic of Uruguay, 5.00%, 9/14/18(9)	UYU	12,671,627	$392,687

Total Uruguay (identified cost $532,043)			$392,687

Total Foreign Government Bonds
(identified cost $50,546,058)			$46,904,315

Foreign Corporate Bonds — 0.3%

	Principal
Security	Amount		U.S. $ Value

Georgia — 0.1%

BG Finance B.V., 9.00%, 2/8/12	USD	110,000	$60,500

Total Georgia (identified cost $44,252)			$60,500

Kazakhstan — 0.2%

Kazkommerts International, 7.875%, 4/7/14	USD	300,000	$172,500

Total Kazakhstan (identified cost $245,084)			$172,500

Total Foreign Corporate Bonds
(identified cost $289,336)			$233,000

Mortgage-Backed Securities — 27.5%

	Principal
Security	Amount		U.S. $ Value

Mortgage Pass-Throughs — 27.5%

Federal Home Loan Mortgage Corp.:
6.50% with maturity at 2024		$6,535,556	$7,072,144

			$7,072,144

Federal National Mortgage Association:
3.705% with maturity at 2035(10)		$2,068,512	$2,095,506
4.797% with maturity at 2035(10)		1,910,735	1,966,862
5.50% with maturity at 2017		1,368,703	1,427,541
6.50% with maturity at 2017(11)		1,568,669	1,633,137
7.00% with various maturities to 2033		3,000,000	3,265,032
8.50% with maturity at 2032		1,718,259	1,958,999

			$12,347,077

Total Mortgage Pass-Throughs
(identified cost $19,090,217)			$19,419,221

Total Mortgage-Backed Securities
(identified cost $19,090,217)			$19,419,221

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Currency Options Purchased — 0.0%

	Principal
	Amount of
	Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value

Japanese Yen Put Option	JPY	119,000	106.91	4/8/10	$15,445

Total Currency Options Purchased
(identified cost $20,625)					$15,445

Short-Term Investments — 5.0%
Foreign Government Securities — 0.2%

	Principal
Security	Amount		U.S. $ Value

Iceland — 0.2%

Republic of Iceland, 0.00%, 5/15/09	ISK	4,005,000	$23,463
Republic of Iceland, 0.00%, 6/15/09	ISK	2,334,000	13,553
Republic of Iceland, 7.00%, 3/17/10	ISK	8,011,000	46,122
Republic of Iceland, 8.50%, 6/12/09	ISK	12,089,000	70,770

Total Iceland (identified cost $165,505)			$153,908

Total Foreign Government Securities
(identified cost $165,505)			$153,908

Other Securities — 4.8%
	Interest
Description	(000’s omitted)		U.S. $ Value

Cash Management Portfolio, 0.13%(12)		$3,382	$3,382,443

Total Other Securities
(identified cost $3,382,443)			$3,382,443

Total Short-Term Investments
(identified cost $3,547,948)			$3,536,351

Total Investments — 99.1%
(identified cost $73,494,184)			$70,108,332

Currency Options Written — (0.0)%

	Principal
	Amount of
	Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value

Japanese Yen Call Option	JPY	170,000	76.3	4/8/10	$(20,237)

Total Currency Options Written
(Premiums received $21,790)					$(20,237)

Other Assets, Less Liabilities — 0.9%					$677,088

Net Assets — 100.0%					$70,765,183

BRL - Brazilian Real

COP - Colombian Peso

CRC - Costa Rican Colon

EGP - Egyptian Pound

EUR - Euro

GHS - Ghanaian Cedi

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ISK - Icelandic Krona

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian New Sol

PLN - Polish Zloty

THB - Thai Baht

TRY - New Turkish Lira

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

(1)	Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 218,000 and the current face is BRL 391,007.

(2)	Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 72,100,000 and the current face is CRC 86,565,951.

(3)	Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 8,100,000 and the current face is CRC 10,220,922.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of the securities is $1,262,109 or 1.8% of the Portfolio’s net assets.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

(6)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(7)	Bond pays a 10.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI Ratio 5 Year Notes issued 01/07. The original face is TRY 4,668,000 and the current face is TRY 5,570,311.

(8)	Bond pays a 12.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI Ratio 5 Year Notes issued 08/08. The original face is TRY 1,004,000 and the current face is TRY 1,040,726.

(9)	Bond pays a 5.00% coupon on the face at the end of the payment period. Principal is adjusted with the Uruguayan inflation rate. The original face is UYU 10,440,000 and the current face is UYU 12,671,627.

(10)	Adjustable rate mortgage. Rate shown is the rate at April 30, 2009.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2009.

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2009

Assets

Unaffiliated investments, at value (identified cost, $70,111,741)	$66,725,889
Affiliated investment, at value (identified cost, $3,382,443)	3,382,443
Foreign currency, at value (identified cost, $104,774)	104,955
Receivable for investments sold	57,650
Interest receivable	1,298,180
Interest receivable from affiliated investment	467
Receivable for daily variation margin on open financial futures contracts	24,701
Receivable for open forward foreign currency exchange contracts	280,828
Receivable for closed forward foreign currency exchange contracts	664,622
Receivable for open swap contracts	575,756
Receivable for closed swap contracts	13,462
Receivable for closed options	23,858

Total assets	$73,152,811

Liabilities

Payable for investments purchased	$1,484,923
Written options outstanding, at value (premiums received, $21,790)	20,237
Payable for open forward foreign currency exchange contracts	165,830
Payable for closed forward foreign currency exchange contracts	80,337
Payable for open swap contracts	568,427
Payable to affiliate for investment adviser fee	34,305
Payable to affiliate for Trustees’ fees	285
Accrued expenses	33,284

Total liabilities	$2,387,628

Net Assets applicable to investors’ interest in Portfolio	$70,765,183

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$74,166,093
Net unrealized depreciation (computed on the basis of identified cost)	(3,400,910)

Total	$70,765,183

Statement of Operations

For the Six Months Ended
April 30, 2009

Investment Income

Interest (net of foreign taxes, $15,324)	$2,143,883
Interest income allocated from affiliated investment	36,807
Expenses allocated from affiliated investment	(18,800)

Total investment income	$2,161,890

Expenses

Investment adviser fee	$187,179
Trustees’ fees and expenses	1,811
Custodian fee	61,023
Legal and accounting services	22,597
Miscellaneous	1,192

Total expenses	$273,802

Deduct —
Reduction of custodian fee	$4

Total expense reductions	$4

Net expenses	$273,798

Net investment income	$1,888,092

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(2,461,218)
Financial futures contracts	56,865
Swap contracts	(115,334)
Foreign currency and forward foreign currency exchange contract transactions	2,049,232

Net realized loss	$(470,455)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$5,507,528
Financial futures contracts	(43,685)
Written options	1,553
Swap contracts	423,027
Foreign currency and forward foreign currency exchange contracts	(899,143)

Net change in unrealized appreciation (depreciation)	$4,989,280

Net realized and unrealized gain	$4,518,825

Net increase in net assets from operations	$6,406,917

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2009	Year Ended
in Net Assets	(Unaudited)	October 31, 2008

From operations —
Net investment income	$1,888,092	$3,690,109
Net realized loss from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(470,455)	(3,152,077)
Net change in unrealized appreciation (depreciation) of investments, financial futures contracts, written options, swap contracts, foreign currency and forward foreign currency exchange contracts	4,989,280	(10,955,617)

Net increase (decrease) in net assets from operations	$6,406,917	$(10,417,585)

Capital transactions —
Contributions	$4,450,796	$26,776,677
Withdrawals	(929,397)	(11,334,998)

Net increase in net assets from capital transactions	$3,521,399	$15,441,679

Net increase in net assets	$9,928,316	$5,024,094

Net Assets

At beginning of period	$60,836,867	$55,812,773

At end of period	$70,765,183	$60,836,867

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended
	April 30, 2009		Year Ended	Period Ended
	(Unaudited)		October 31, 2008	October 31, 2007(1)

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.93	%(3)	0.96%	1.13	%(3)
Net investment income	5.98	%(3)	5.51%	5.25	%(3)
Portfolio Turnover	19	%(4)	38%	2	%(4)

Total Return	9.89	%(4)	(13.13)%	10.48	%(4)

Net assets, end of period (000’s omitted)	$70,765		$60,837	$55,813

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

See notes to financial statements

Emerging Markets Local Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2009, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an interest of 2.4%, 86.7% and 10.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options (including options on securities, indices and foreign currencies) are valued based on broker quotations, when available and deemed reliable. Financial futures contracts and options on financial futures contracts listed on one or more exchanges are valued based on the last sale price on any exchange on which such contract is listed. Forward foreign currency exchange contracts are generally valued using forward exchange rates supplied by a pricing vendor. Interest rate swaps are normally valued using valuations provided by pricing vendors. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a propriety model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted

Emerging Markets Local Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed since the start of business on June 27, 2007 to October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts’ terms.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for

Emerging Markets Local Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to

Emerging Markets Local Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

Q  Interim Financial Statements — The interim financial statements relating to April 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended April 30, 2009, the Portfolio’s adviser fee totaled $205,174 of which $17,995 was allocated from Cash Management and $187,179 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2009 were as follows:

Purchases

Investments (non-U.S. Government)	$13,221,161
U.S. Government and Agency Securities	9,282,036

$22,503,197

Sales

Investments (non-U.S. Government)	$9,067,445
U.S. Government and Agency Securities	1,326,386

$10,393,831

Emerging Markets Local Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,993,601

Gross unrealized appreciation	$1,488,984
Gross unrealized depreciation	(5,374,253)

Net unrealized depreciation	$(3,885,269)

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/11/09	Croatia Kuna 444,900	Euro 58,081	$(2,466)
5/14/09	Czech Republic Koruna 6,540,000	Euro 243,396	(1,301)
5/18/09	Euro 218,831	United States Dollar 288,339	(1,184)
5/29/09	Euro 643,000	United States Dollar 838,337	(12,346)
5/22/09	Israeli Shekel 1,190,000	United States Dollar 279,974	(4,995)
6/01/09	Japanese Yen 31,700,000	United States Dollar 328,896	7,349
5/07/09	Malaysian Ringgit 860,000	United States Dollar 236,589	(4,965)
5/26/09	Malaysian Ringgit 2,400,000	United States Dollar 657,859	(15,740)
5/04/09	New Turkish Lira 5,660,703	United States Dollar 3,544,585	9,903
5/22/09	Philippine Peso 15,200,000	United States Dollar 311,980	(1,678)
5/29/09	Singapore Dollar 450,000	United States Dollar 299,760	(4,167)
5/26/09	Taiwan Dollar 12,960,000	United States Dollar 373,078	(21,158)
6/12/09	Taiwan Dollar 9,910,000	United States Dollar 288,748	(13,782)
6/30/09	Taiwan Dollar 11,340,000	United States Dollar 336,708	(10,061)

			$(76,591)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

6/02/09	Brazilian Real 1,661,000	United States Dollar 747,095	5,859
5/20/09	British Pound Sterling 240,000	Euro 271,054	(3,575)
6/08/09	Chilean Peso 1,088,650,345	United States Dollar 1,879,251	(9,306)
5/19/09	Colombian Peso 2,093,161,275	United States Dollar 910,862	1,165
5/29/09	Colombian Peso 1,446,320,000	United States Dollar 621,923	7,194
5/12/09	Euro 823,473	United States Dollar 1,090,953	(1,442)
6/04/09	Hungarian Forint 394,936,974	United States Dollar 1,788,259	11,436
6/04/09	Indonesian Rupiah 42,130,000,000	United States Dollar 3,921,988	31,096
5/06/09	Mexican Peso 53,300,000	United States Dollar 3,853,941	5,974
5/04/09	New Turkish Lira 5,660,703	United States Dollar 3,542,367	(7,685)
5/07/09	New Turkish Lira 864,974	United States Dollar 518,414	21,284
6/04/09	New Turkish Lira 5,660,703	United States Dollar 3,517,494	(10,373)
5/18/09	Norwegian Krone 2,150,000	United States Dollar 318,462	8,841
5/27/09	Norwegian Krone 2,000,000	United States Dollar 299,451	4,902
5/20/09	Polish Zloty 4,110,837	United States Dollar 1,267,623	(39,606)
5/07/09	Polish Zloty 370,000	Euro 83,570	52
5/12/09	Polish Zloty 8,286,000	Euro 1,846,051	34,097

Emerging Markets Local Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/22/09	Russian Rouble 19,200,000	United States Dollar 556,683	$20,151
5/07/09	South African Rand 5,416,167	United States Dollar 594,530	44,824
5/18/09	South African Rand 27,843,992	United States Dollar 3,241,631	37,125
6/01/09	South Korean Won 444,000,000	United States Dollar 329,597	16,765
5/11/09	Thai Baht 54,380,000	United States Dollar 1,527,957	12,811

			$191,589

At April 30, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $664,622 and a payable of $80,337.

Futures Contracts

					Net
					Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)

06/09	8 Mexico Bolsa Index	Short	$(104,391)	$(127,968)	$(23,577)
06/09	4 U.S. 10 year Treasury Note	Short	(493,814)	(483,750)	10,064

					$(13,513)

Description of the underlying instruments to Futures Contracts:

•	Mexico Bolsa Index: Mexico Bolsa Index is a capitalization weighted index of the leading stocks traded on the Mexican Stock Exchange.

Interest Rate Swaps

		Portfolio
	Notional	Pays/
	Amount	Receives	Floating	Annual		Net
	(000’s	Floating	Rate	Fixed	Termination	Unrealized
Counterparty	omitted)	Rate	Index	Rate	Date	Appreciation

JPMorgan Chase, N.A.	BRL 1,272	Pay	3-month LIBOR	12.83%	12/30/11	$30,577

Citigroup Global Markets	MXN 50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	300,385

JPMorgan Chase, N.A.	ZAR 36,500	Pay	3-month LIBOR	9.05	10/12/15	121,520

						$452,482

BRL - Brazilian Real
MXN - Mexican Peso
ZAR - South African Rand

Cross-Currency Swaps

	Notional	Notional
	Amount	Amount
	on Fixed	on Floating
	Rate	Rate				Net
	(Currency	(Currency		Fixed	Termination	Unrealized
Counterparty	Received)	Delivered)	Floating Rate	Rate	Date	Depreciation

Citigroup Global Markets	TRY 169,736	USD 105,035	3-month USD-LIBOR-BBA	11.95%	2/15/12	$(5,559)

Citigroup Global Markets	TRY 339,968	USD 205,047	3-month USD-LIBOR-BBA	12.10	2/15/12	(16,999)

Citigroup Global Markets	TRY 500,316	USD 297,807	3-month USD-LIBOR-BBA	12.46	8/14/13	(34,832)

Credit Suisse	TRY 258,962	USD 149,603	3-month USD-LIBOR-BBA	12.45	2/15/12	(19,951)

						$(77,341)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be re-exchanged for the notional amount of the currency delivered.

Credit Default Swaps — Sell Protection

					Current
		Notional	Contract		Market	Net
		Amount*	Annual		Annual	Unrealized
Reference		(000’s	Fixed	Termination	Fixed	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	Rate***	(Depreciation)

Brazil	JPMorgan Chase Bank	$300	5.25%	11/20/09	1.38%	$14,609

Iceland	Barclays Bank PLC	200	1.88	3/20/18	7.62	(59,516)

Iceland	JPMorgan Chase Bank	300	1.70	3/20/18	7.62	(92,157)

Iceland	JPMorgan Chase Bank	500	1.75	3/20/18	7.62	(152,260)

Iceland	JPMorgan Chase Bank	100	1.90	3/20/18	7.62	(29,651)

Iceland	JPMorgan Chase Bank	200	2.10	3/20/23	7.05	(63,711)

Iceland	JPMorgan Chase Bank	200	2.45	3/20/23	7.05	(59,094)

Kazakhstan	Barclays Bank PLC	300	9.75	11/20/09	5.94	24,235

Kazakhstan	Citigroup Global Markets	300	8.00	10/20/09	5.94	5,734

Peru	Citigroup Global Markets	300	2.00	9/20/11	2.26	(1,119)

Peru	Citigroup Global Markets	100	2.90	10/20/13	2.73	775

						$(412,155)

Emerging Markets Local Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Credit Default Swaps — Buy Protection

		Notional	Contract		Net
		Amount	Annual		Unrealized
Reference		(000’s	Fixed	Termination	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	(Depreciation)

Austria	Barclays Bank PLC	$300	0.44%	12/20/13	$10,040

Austria	Barclays Bank PLC	200	1.42	3/20/14	(1,960)

Kazakhstan	Barclays Bank PLC	300	2.43	9/20/13	42,897

Malaysia	Barclays Bank PLC	300	2.40	3/20/14	(10,362)

Malaysia	Citigroup Global Markets	300	2.45	3/20/14	(11,045)

Turkey	Barclays Bank PLC	1,190	2.12	1/20/13	24,984

					$54,554

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $2,800,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Total Return Swaps

					Net
	Notional	Expiration			Unrealized
Counterparty	Amount	Date	Portfolio Pays	Portfolio Receives	Depreciation

JPMorgan Chase Bank	$134,499	7/23/09	1-month USD- LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$(10,211)

					$(10,211)

Written call options activity for the six months ended April 30, 2009 was as follows:

	Principal
	Amount of Contracts	Premiums
	(000’s omitted)	Received

Outstanding, beginning of period	—	$—
Options written	JPY 170,000	21,790

Outstanding, end of period	JPY 170,000	$21,790

JPY – Japanese Yen

At April 30, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2009.

7   Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

Emerging Markets Local Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$3,382,443	$(13,513)
Level 2	Other Significant Observable Inputs	66,430,257	102,090
Level 3	Significant Unobservable Inputs	295,632	—

Total		$70,108,332	$88,577

*	Other financial instruments are forwards, futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument and written options.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities

Balance as of October 31, 2008	$560,211
Realized gains (losses)	(31,336)
Change in net unrealized appreciation (depreciation)*	(52,162)
Net purchases (sales)	(181,081)
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of April 30, 2009	$295,632

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2009*	$(61,252)

*	Amount is included in the related amount on investments in the Statement of Operations.

9   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statement disclosures.

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the terms of the investment advisory agreement for Emerging Markets Local Income Portfolio, the portfolio in which the Fund invests (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including the fee structure of each agreement, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund by EVM and the Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and the Fund, including recent changes to such personnel. The Board specifically noted EVM’s and BMR’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management. The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Emerging Markets Local Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be paid by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund and the Portfolio can be expected to share such benefits equitably.

Eaton Vance Emerging Markets Local Income Fund

OFFICERS AND TRUSTEES

Eaton Vance Emerging Markets Local Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Emerging Markets Local Income Fund

OFFICERS AND TRUSTEES CONT’D

Emerging Markets Local Income Portfolio

Officers
Mark S. Venezia
President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Christine M. Johnston
Vice President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser of
Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of
Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Emerging Markets Local Income Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3040-6/09	EMISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR..
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President
Date:    June 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer
Date:   June 16, 2009

By:	/s/ Mark S. Venezia

Mark S. Venezia
President
Date:   June 16, 2009